Commitments	3 Months Ended
Mar. 31, 2020
Commitments
Commitments

12 Commitments

Future payments for non-cancellable leases

The Group has various lease contracts in relation to expansion of Rostock headquarters and leasing of Hamburg laboratory that have not yet commenced as at March 31, 2020. The future lease payments and utilities for these non-cancellable lease contracts are EUR 103k within one year, EUR 1,669k within five years and EUR 5,324k thereafter.

The Group has various non-cancellable lease contracts of office equipment and storage spaces which had a lease term of less than 12 months or were related to leases of low-value assets, and therefore the short-term lease recognition exemption was applied to these contracts.  The future lease payments for these non-cancellable lease contracts are EUR 36k within one year (December 31,2019: EUR 72k) and EUR 36k within five years (December 31, 2019: 36k).

Future payment obligations

As of March 31, 2020, the Group concluded agreements with suppliers, for goods and services to be provided subsequent to March 31, 2020 with a total payment obligation of approximately EUR 778k (December 31, 2019: EUR 802k).